Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash and Cash Equivalents

	12.31.2020	12.31.2019
Cash and banks	1,117.7	585.0

	1,117.7	585.0

Cash equivalents
Private securities (i)	78.8	64.9
Fixed deposits (ii)	686.6	205.3

	765.4	270.2

	1,883.1	855.2

(i)	Applications in Bank Deposit Certificates (CDB’s), issued by financial institutions in Brazil, available for redemption in up to 90 days.
(ii)	Fixed term deposits in US Dollars with original maturities of 90 days or less.